Income Taxes and Duties - Summary of Expected Benefit for DUC (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of income taxes [abstract]
Expected expense (benefit):		$ 236,421,472	$ 147,520,595	$ (20,837,768)
Increase (decrease) resulting from:
Expected benefit contract		(4,987,552)	(5,333,064)	(496,643)
Non-cumulative profit		(778,566,830)	(1,252,957,737)	(2,291,937,519)
Non-deductible expenses		547,132,910	1,110,770,206	2,313,271,930
Production value		526,040,742	507,997,938	321,353,133
Deductible duties		(51,920,424)	(44,270,598)	(21,850,672)
DUC tax credit		0	(73,280,000)	(65,000,000)
Deferred DUC (benefit) expense		(6,703,627)	5,673,403	696,449
Deductions cap		(75,996,608)	(89,293,461)	(80,589,774)
DUC-Profit-sharing duty expense	$ 20,161,432	$ 391,420,083	$ 306,827,282	$ 154,609,136